Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Australian oil derivative contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	$ 1.7	$ 5.1
Ghanaian oil derivative contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	3.0	9.0
Ghanaian gold derivative contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	2.4	0.0
Gold derivative contracts at south deep [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	0.0	10.9
Peruvian copper derivative contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	$ 1.2	$ 0.0